RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2024
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS

NOTE 11 – RIGHT OF USE ASSETS

Details on the nature and movements of Right of use assets as of December 31, 2024 and 2023 are as follows:

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2023	Increases	adjustments	Decreases	December 31, 2024
Leases rights of use
- Sites	640,426	155,476	(32,211)	(682)	763,009
- Real estate and others	151,593	32,948	(6,652)	(3,146)	174,743
- Poles	100,012	27,308	(3,425)	(4)	123,891
Indefeasible right of use	25,607	—	(1,339)	—	24,268
Asset Retirement Obligation	92,229	21,566	(584)	(24,523)	88,688
Total	1,009,867	237,298	(44,211)	(28,355)	1,174,599

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as	value as of
	December 31,		translation		of December 31,	December 31,
	2023	Amortization	adjustments	Decreases	2024	2024
Leases rights of use
- Sites	(340,635)	(116,631)	19,185	(35)	(438,116)	324,893
- Real estate and others	(105,436)	(31,286)	4,510	3,089	(129,123)	45,620
- Poles	(68,141)	(23,950)	2,486	4	(89,601)	34,290
Indefeasible right of use	(15,801)	(2,002)	1,067	—	(16,736)	7,532
Asset Retirement Obligation	(10,156)	(24,289)	584	24,157	(9,704)	78,984
Total	(540,169)	(198,158)	27,832	27,215	(683,280)	491,319

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2022	Increases	adjustments	Decreases	December 31, 2023
Leases rights of use
- Sites	511,353	107,240	22,828	(995)	640,426
- Real estate and others	128,110	18,699	6,169	(1,385)	151,593
- Poles	67,086	30,511	2,467	(52)	100,012
Indefeasible right of use	24,644	—	963	—	25,607
Asset Retirement Obligation	67,263	29,997	507	(5,538)	92,229
Total	798,456	186,447	32,934	(7,970)	1,009,867

	Accumulated				Accumulated	Net carrying
	amortization as of				amortization as	value as of
	December 31,		Currency translation		of December 31,	December 31,
	2022	Amortization	adjustments	Decreases	2023	2023
Leases rights of use
- Sites	(230,673)	(97,238)	(13,560)	836	(340,635)	299,791
- Real estate and others	(75,455)	(28,065)	(3,190)	1,274	(105,436)	46,157
- Poles	(46,011)	(20,357)	(1,790)	17	(68,141)	31,871
Indefeasible right of use	(12,950)	(2,082)	(769)	—	(15,801)	9,806
Asset Retirement Obligation	(6,605)	(8,408)	(507)	5,364	(10,156)	82,073
Total	(371,694)	(156,150)	(19,816)	7,491	(540,169)	469,698